U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM 24F-2
                        Annual Report of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.


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1.   Name and address of Issuer:


     Northeast Investors Growth Fund
     150 Federal Street
     Boston, MA 02110


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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): []

     Northeast Investors Growth
     Shares of Beneficial Interest

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3.   Investment Company Act File Number:  811-3074


     Securities Act File Number:  2-68483


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4(a).Last day of fiscal year for which this form is filed:

     December 31, 2004

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4(b).[] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)



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4(c).[] Check box if this is the last time the issuer will be filing this Form.




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5.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year pursuant to section
           24(f):                                             $    4,799,312
                                                              ==============


     (ii)  Aggregate price of securities redeemed or
           repurchased during the fiscal year:                $   20,817,049
                                                                ============




     (iii) Aggregate price of securities redeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995
           that were not previously used to reduce
           registration fees payable to the Commission:        $  70,342,613
                                                                 ===========



     (iv)  Total available redemption credits
           (add items 5(ii) and 5 (iii):                       $  91,159,662
                                                                 ============


     (v)  Net sales - if item 5 (i) is greater than
          Item 5 (iv) [subtract Item 5(iv) from 5(i)]                   $0.00

                                                                 ============



     (vi)  Redemption credits available for use in future
           years - if Item 5(i) is less than Item 5(iv)
           [subtract item 5(iv) from Item 5(i)]:               $   86,360,350
                                                                 =============
     (vii) Multiplier for determining registration fee
           (see instruction C.9)                                 X  .0000809



     (viii) Registration fee due [multiply Item 5(v) by
            Item 5(vii)} (enter "0" if no fee is due):            $     0

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6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other
     units) deducted here:       . If there is a number of shares or other units
     that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________


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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                                 +$_____________

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8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                                 =$    0

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

          Method of Delivery:

                         [X]   Wire Transfer
                         [ ]   Mail or other means

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                         SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
William Oates Jr.
Trustee


March 30, 2005